Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 1,444,037	$ 1,028,898	$ 638,166
Allowance for doubtful accounts	(48,675)	(31,528)	(30,622)
Trade accounts receivable	$ 1,395,362	$ 997,370	$ 607,544